Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue (1)(2)	$ 366,239	$ 337,123	$ 861,076	$ 758,798
Property, plant and equipment	6,307,525		6,307,525		$ 6,304,897
Canada
Segment Reporting Information [Line Items]
Revenue (1)(2)	17,616	17,418	36,902	36,733
United States
Segment Reporting Information [Line Items]
Revenue (1)(2)	$ 348,623	$ 319,705	$ 824,174	$ 722,065